Operating Leases - Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	May 28, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022, for the remainder of the year	$ 1,394
2023	6,272	$ 2,770
2024	7,265	6,272
2025	7,489	7,266
2026	7,723	7,489
2026		7,723
Thereafter	30,230
Thereafter		30,229
Total undiscounted lease payments	60,373	61,749	$ 46,000
Less imputed interest	(20,137)	(21,555)
Tenant improvement reimbursements	(9,361)	(17,463)
Total lease liabilities	$ 30,875	$ 22,731